NATURE OF BUSINESS AND REORGANIZATION (Details Narrative)							12 Months Ended
	Jul. 25, 2025 $ / shares shares	Jul. 24, 2025 $ / shares shares	Jul. 23, 2025 shares	Nov. 30, 2024 shares	Oct. 30, 2024 shares	Jan. 01, 2022 shares	Dec. 31, 2025 SGD ($) shares		Dec. 31, 2024 SGD ($) shares		Dec. 31, 2025 $ / shares shares	Jul. 11, 2025 shares	Dec. 31, 2024 $ / shares shares	Dec. 11, 2024 $ / shares shares	Jul. 29, 2024 $ / shares
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares, par value | (per share)														$ 0.0002	$ 0.0002
Dividends | $							$ 0		$ 0
Common Class B [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares, shares issued											2,572,750		2,572,750
Ordinary shares, par value | (per share)	$ 0.0002	$ 0.0002									$ 0.0002		$ 0.0002
Stock issued during the period	2,572,749	1,469
Common Class A [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares, shares issued											17,859,750		14,927,250
Ordinary shares, par value | (per share)	$ 0.0002	$ 0.0002									$ 0.0002		$ 0.0002
Stock issued during the period	14,927,250	8,530
TC Digital Pte Ltd [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares ownership percentage				49.00%
Ronald Vong Chin Hua [Member] | Common Class B [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares, shares issued												1		1
Common Stock DPL [Member] | Ronald Vong Chin Hua [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares exchanged					3,900	5,100
Common Stock DPL [Member] | Lin Hem Hai [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares exchanged					1,000	5,100
Common Stock DPL [Member] | TC Digital Pte Ltd [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares exchanged				4,900
Techcreate Solution Private Limited [Member] | Ronald Vong Chin Hua [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares exchanged						5,100
Techcreate Solution Private Limited [Member] | Lin Hem Hai [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares exchanged						5,100
Common Stock [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Stock issued during the period			101,880
Common Stock [Member] | Common Class B [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Stock issued during the period			14,979
Common Stock [Member] | Common Class A [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Stock issued during the period			86,901				2,932,500	[1]		[1]
Harneys Fiduciary (Cayman) Limited [Member]
ScheduleOfCollaborativeArrangementsAndNoncollaborativeArrangementTransactionsLineItem [Line Items]
Ordinary shares, shares issued											1
Ordinary shares, par value | $ / shares											$ 0.0002

[1]	Giving retroactive effect to the issuance of ordinary shares which are detailed in Note 1.